Liability in Respect of Warrants - Schedule of Fair Value of the Warrants (Details) - Warrant [Member] - $ / shares	6 Months Ended
	Jun. 26, 2024	Dec. 31, 2023
Financial liabilities:
Expected volatility (%)		93.91%
Share price (in $) (in Dollars per share)	$ 0.85	$ 0.785
Risk-free interest rate (%)		3.90%
Expected life (years)		4 years 5 months 19 days
Dividend yield (%)
Minimum [Member]
Financial liabilities:
Expected volatility (%)	86.56%
Risk-free interest rate (%)	4.44%
Expected life (years)	3 years 11 months 23 days
Maximum [Member]
Financial liabilities:
Expected volatility (%)	92.52%
Risk-free interest rate (%)	4.40%
Expected life (years)	5 years 3 months 18 days